UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2007

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (April 16, 2007)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 53
Form 13F Information table Value Total(x 1000): $688,826


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
		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other


AT&T CORP	        Comm	00206R102	27,242		  690,900	X			690,900
CITIGROUP INC	        Comm	172967101	25,506		  496,800	X			496,800
JP MORGAN CHASE & CO	Comm	46625H100	24,669		  509,900	X			509,900
VALERO ENERGY	        Comm	91913Y100	24,012		  372,340	X			372,340
AMERICA MOVIL ADR	Comm	02364W105	23,885		  499,800	X			499,800
AVON PRODUCTS INC	Comm	54303102	22,699		  609,200	X			609,200
TEVA PHARMACEUTICALS	Comm	881624209	21,616		  577,500	X			577,500
WEATHERFORD INTERL	Comm	G95089101	19,605		  434,700	X			434,700
AMERICAN INTL GROUP INC	Comm	26874107	19,296		  287,050	X			287,050
CATERPILLAR INC DEL	Comm	149123101	19,070		  284,500	X			284,500
FLOUR CORP		Comm	343412102	18,958		  211,300	X			211,300
BHP BILLITON LTD-SPON	Comm	88606108	18,828		  388,600	X			388,600
SUNCOR ENERGY INC	Comm	867229106	18,171		  238,000	X			238,000
RIO TINTO PLC-SPON ADR	Comm	767204100	18,088		   79,400	X			 79,400
PETROCHINA CO LTD - ADR	Comm	71646E100	17,926		  153,100	X			153,100
BAKER HUGHES		Comm	57224107	17,729		  268,100	X			268,100
PFIZER INC		Comm	717081103	17,717		  701,400	X			701,400
KOOKMIN BANK ADR	Comm	50049M109	17,534		  194,500	X			194,500
FREEPORT-MCMORAN COPPER	Comm	35671D857	17,276		  261,000	X			261,000
DEERE & COMPANY		Comm	244199105	16,991		  156,400	X			156,400
Peabody Energy Corp	Comm	704549104	16,732		  415,800	X			415,800
AMDOX			Comm	G02602103	15,989		  438,300	X			438,300
AMERICAN EXPRESS CO	Comm	25816109	15,769		  279,600	X			279,600
ASTRAZENECA ADR		Comm	46353108	15,001		  279,600	X			279,600
UBS AG-REG		Comm	H89231338	14,941		  251,400	X			251,400
BANKAMERICA CORP	Comm	60505104	14,883		  291,700	X			291,700
VERIZON COMMUNICATIONS	Comm	92343V104	13,769		  363,100	X			363,100
DELL COMPUTER CORP	Comm	24702R101	13,401		  577,400	X			577,400
HANESBRANDS INC.	Comm	410345102	13,005		  442,500	X			442,500
GLAXOSMITHKLINE ADR	Comm	37733W105	12,537		  226,870	X			226,870
NOMURA HOLDINGS INC-ADR	Comm	65535H208	11,333		  546,700	X			546,700
TELLABS INC		Comm	879664100	11,247		1,136,100	X		      1,136,100
AFLAC INCORPORATED	Comm	1055102		11,116		  236,200	X			236,200
MICROSOFT CORP		Comm	594918104	10,986		  394,200	X			394,200
SUN MICROSYSTEMS INC	Comm	866810104	 8,983		1,494,600	X		      1,494,600
GENENTECH		Comm	368710406	 8,409		  102,400	X			102,400
GENZYME CORPORATION	Comm	372917104	 8,259		  137,600	X			137,600
QUALCOM			Comm	747525103	 7,529		  176,500	X			176,500
Jacobs Engineering	Comm	469814107	 7,497		  160,700	X			160,700
MONSANTO CO		Comm	61166W101	 7,288		  132,600	X			132,600
APPLE COMPUTER INC	Comm	37833100	 7,238		   77,900	X			 77,900
MEDTRONIC INC		Comm	585055106	 7,202		  146,800	X			146,800
NETWORK APPLIANCE INC	Comm	64120L104	 4,318		  118,250	X			118,250
INTEL CORP		Comm	458140100	 3,870		  202,300	X			202,300
CORNING INC.		Comm	219350105	 3,800		  167,100	X			167,100
BOEING COMPANY		Comm	97023105	 3,601		   40,500	X			 40,500
HSBC HOLDINGS PLC-SPONS	Comm	404280406	 3,346		   38,100	X			 38,100
MITSUBISHI FIN'L ADR	Comm	606822104	 3,272		  290,600	X			290,600
NTT DOCOMO ADR		Comm	62942M201	 1,933		  104,900	X			104,900
WELLS FARGO & CO.	Comm	949746101	 1,759		   51,100	X			 51,100
ELECTRONIC ARTS INC	Comm	285512109	 1,393		   27,670	X			 27,670
STARBUCKS CORP		Comm	855244109	 1,192		   38,000	X			 38,000
ALLERGAN INC		Comm	18490102	   410		    3,700	X			  3,700

GRAND TOTALS				       688,826



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